UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust
The fund's portfolio
12/31/10 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (89.3%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (84.5%)
Government National Mortgage Association Adjustable
Rate Mortgages 2 5/8s, July 20, 2026	$34,187	$35,357
Government National Mortgage Association Graduated
Payment Mortgages
13 1/4s, December 20, 2014	10,338	11,999
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	16,655	18,952
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	26,109	29,400
11 1/4s, with due dates from September 15, 2015 to
December 15, 2015	25,059	28,966
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	17,788	19,917
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	8,660	9,747
7 1/2s, October 20, 2030	143,658	162,882
7s, with due dates from February 15, 2011 to
August 15, 2012	39,951	40,257
5s, with due dates from March 20, 2040 to
April 20, 2040	91,147,368	96,908,164
5s, TBA, January 1, 2041	7,000,000	7,442,422
4 1/2s, TBA, January 1, 2041	622,000,000	645,859,547
4 1/2s, TBA, December 1, 2040	46,000,000	47,861,565
4s, December 20, 2040	80,000,000	80,651,812
4s, TBA, January 1, 2041	436,000,000	438,554,698
4s, TBA, December 1, 2040	4,000,000	4,029,688
		1,321,665,373

U.S. Government Agency Mortgage Obligations (4.8%)
Federal National Mortgage Association Pass-Through
Certificates
4s, TBA, January 1, 2041	75,000,000	74,607,420
		74,607,420

Total U.S. government and agency mortgage obligations (cost $1,399,480,209)		$1,396,272,793

U.S. TREASURY OBLIGATIONS (1.9%)(a)
	Principal amount	Value

U.S. Treasury Bonds 4 1/2s, August 15, 2039 (SEGSF)	$24,581,000	$25,255,775
U.S. Treasury Inflation Protected Notes (i)
2s July 15, 2014	1,007,054	1,099,008
2s January 15, 2014	3,633,560	3,938,379

Total U.S. treasury obligations (cost $30,648,703)		$30,293,162

MORTGAGE-BACKED SECURITIES (16.1%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	$901,859	$820,691
IFB Ser. 05-R1, Class 1AS, IO, 5.665s, 2035	1,047,498	128,101
Ser. 06-R1, Class AS, IO, 5.63s, 2036	2,634,130	291,401
Ser. 05-R3, Class AS, IO, 5.511s, 2035	2,672,838	350,810
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036	4,602,890	558,100
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035	9,335,513	1,036,178
FRB Ser. 05-R3, Class AF, 0.661s, 2035	86,486	73,946
FRB Ser. 05-R1, Class 1AF1, 0.621s, 2035	1,031,243	853,354
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.746s, 2037	856,973	1,208,631
IFB Ser. 2976, Class LC, 23.466s, 2035	4,561,954	6,380,313
IFB Ser. 2979, Class AS, 23.319s, 2034	760,588	1,013,320
IFB Ser. 3072, Class SM, 22.842s, 2035	2,291,248	3,109,276
IFB Ser. 3072, Class SB, 22.696s, 2035	1,368,289	1,847,767
IFB Ser. 3249, Class PS, 21.416s, 2036	1,072,783	1,459,103
IFB Ser. 3065, Class DC, 19.079s, 2035	5,277,034	6,912,915
IFB Ser. 3105, Class SI, IO, 18.947s, 2036	1,650,992	789,290
IFB Ser. 3031, Class BS, 16.074s, 2035	1,886,708	2,344,840
IFB Ser. 3772, Class SA, 14.13s, 2040 (F)	3,598,667	3,443,895
IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043	924,586	193,007
IFB Ser. 3184, Class SP, IO, 7.09s, 2033	1,695,309	198,663
IFB Ser. 3149, Class SE, IO, 6.89s, 2036	1,512,767	275,172
IFB Ser. 3151, Class SI, IO, 6.89s, 2036	8,744,523	1,500,843
IFB Ser. 3157, Class SA, IO, 6.89s, 2036	4,529,349	820,039
IFB Ser. 2752, Class XS, IO, 6.89s, 2030	15,311,261	1,269,150
IFB Ser. 3287, Class SE, IO, 6.44s, 2037	4,463,621	679,274
IFB Ser. 3398, Class SI, IO, 6.39s, 2036	5,530,644	683,090
IFB Ser. 3762, Class SA, IO, 6.34s, 2040	13,095,214	2,087,050
IFB Ser. 3145, Class GI, IO, 6.34s, 2036	3,333,450	519,434
IFB Ser. 3677, Class KS, IO, 6.29s, 2040	15,096,067	2,103,453
IFB Ser. 3485, Class SI, IO, 6.29s, 2036	7,087,146	1,074,340
IFB Ser. 3349, Class AS, IO, 6.24s, 2037	4,431,130	620,402
IFB Ser. 3152, Class SY, IO, 6.22s, 2036	2,486,329	383,765
IFB Ser. 3510, Class AS, IO, 6.15s, 2037	1,662,435	253,654
IFB Ser. 3225, Class EY, IO, 6.03s, 2036	7,645,306	989,455
IFB Ser. 3510, Class BI, IO, 5.77s, 2037	3,342,613	470,339

IFB Ser. 3725, Class CS, IO, 5.74s, 2040	16,765,706	2,243,587
Ser. 3707, Class IK, IO, 5s, 2040	984,655	173,713
FRB Ser. T-57, Class 2A1, 4.061s, 2043	40,356	39,999
Ser. 3756, Class IG, IO, 4s, 2037	18,107,824	2,701,687
Ser. 3768, Class MI, IO, 4s, 2035	27,881,000	3,922,109
Ser. 3738, Class MI, IO, 4s, 2034	42,139,019	5,243,365
Ser. 3707, Class HI, IO, 4s, 2023	2,510,572	273,175
FRB Ser. T-59, Class 2A1, 3.996s, 2043	20,157	19,957
FRB Ser. 3350, Class FK, 0.86s, 2037	32,162	32,152
Ser. T-8, Class A9, IO, 0.448s, 2028	3,928,195	56,813
Ser. T-59, Class 1AX, IO, 0.271s, 2043	8,556,848	73,535
Ser. T-48, Class A2, IO, 0.212s, 2033	11,776,327	87,460
Ser. 3369, Class BO, PO, zero %, 2037	46,987	41,718
Ser. 3327, Class IF, IO, zero %, 2037	121,603	5,035
Ser. 3439, Class AO, PO, zero %, 2037	273,876	213,588
Ser. 3391, PO, zero %, 2037	148,089	119,272
Ser. 3289, Class SI, IO, zero %, 2037	33,382	774
Ser. 3300, PO, zero %, 2037	645,915	564,255
Ser. 3245, Class OC, PO, zero %, 2036	11,448	11,147
Ser. 3314, PO, zero %, 2036	293,142	254,703
Ser. 3206, Class EO, PO, zero %, 2036	37,681	31,962
Ser. 3175, Class MO, PO, zero %, 2036	358,751	296,547
Ser. 3210, PO, zero %, 2036	41,412	35,299
Ser. 3145, Class GK, PO, zero %, 2036	116,759	88,812
Ser. 3124, Class DO, PO, zero %, 2036	124,259	102,575
Ser. 3089, Class QO, PO, zero %, 2035	13,857	13,850
Ser. 3067, PO, zero %, 2035	17,950	16,500
Ser. 3075, PO, zero %, 2035	100,683	79,950
Ser. 3046, PO, zero %, 2035	206,586	183,511
Ser. 3155, Class AO, PO, zero %, 2035	39,566	28,491
Ser. 2947, Class AO, PO, zero %, 2035	19,749	15,831
Ser. 2985, Class CO, PO, zero %, 2035	17,461	13,959
Ser. 2692, Class TO, PO, zero %, 2033	47,092	36,035
Ser. 2684, PO, zero %, 2033	645,000	546,399
Ser. 2777, Class OE, PO, zero %, 2032	207,748	189,905
FRB Ser. T-54, Class 2A, IO, zero %, 2043	4,959,962	--
FRB Ser. 3304, Class UF, zero %, 2037	136,414	135,700
FRB Ser. 3274, Class TX, zero %, 2037	261,770	220,282
FRB Ser. 3326, Class YF, zero %, 2037	131,019	123,375
FRB Ser. 3261, Class KF, zero %, 2037	12,444	12,517
FRB Ser. 3263, Class TA, zero %, 2037	43,095	43,054
FRB Ser. 3238, Class LK, zero %, 2036	827,941	830,706
FRB Ser. 3147, Class SF, zero %, 2036	61,242	56,445
FRB Ser. 3129, Class TF, zero %, 2036	141,128	130,190
FRB Ser. 3117, Class AF, zero %, 2036	63,495	59,457
FRB Ser. 3072, Class TJ, zero %, 2035	30,142	25,445
FRB Ser. 3092, Class FA, zero %, 2035	95,488	88,826
FRB Ser. 3047, Class BD, zero %, 2035	20,247	20,164
FRB Ser. 3052, Class TJ, zero %, 2035	8,272	7,930
FRB Ser. 3326, Class WF, zero %, 2035	477,875	456,644
FRB Ser. 3030, Class CF, zero %, 2035	288,427	218,657
FRB Ser. 3033, Class YF, zero %, 2035	93,203	89,251
FRB Ser. 3036, Class AS, zero %, 2035	85,883	68,678
FRB Ser. 3025, Class XA, zero %, 2035	121,292	99,413
FRB Ser. 3003, Class XF, zero %, 2035	33,502	33,104
FRB Ser. 2984, Class FL, zero %, 2035	68,934	60,099
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.275s, 2037	386,592	731,742
IFB Ser. 06-62, Class PS, 38.336s, 2036	2,252,872	3,786,712
IFB Ser. 05-74, Class NK, 26.197s, 2035	2,676,505	3,855,130
IFB Ser. 06-8, Class HP, 23.611s, 2036	1,499,649	2,139,099
IFB Ser. 05-74, Class DM, 23.428s, 2035	10,293,107	14,630,264
IFB Ser. 07-53, Class SP, 23.244s, 2037	2,074,129	2,851,998
IFB Ser. 08-24, Class SP, 22.328s, 2038	7,611,518	10,499,282
IFB Ser. 05-122, Class SE, 22.188s, 2035	1,821,546	2,469,323
IFB Ser. 05-75, Class GS, 19.468s, 2035	1,215,888	1,554,696
IFB Ser. 05-106, Class JC, 19.316s, 2035	1,899,353	2,497,327
IFB Ser. 05-83, Class QP, 16.716s, 2034	737,074	918,005
FRB Ser. 03-W6, Class PT1, 9.876s, 2042	968,865	1,200,787
IFB Ser. 04-W2, Class 1A3S, IO, 6.889s, 2044	433,057	43,306
IFB Ser. 05-104, Class SI, IO, 6.439s, 2033	20,970,498	2,754,472
IFB Ser. 07-30, Class OI, IO, 6.179s, 2037	3,692,212	562,841
IFB Ser. 09-71, Class XS, IO, 5.939s, 2036	23,897,428	2,029,325
Ser. 06-W2, Class 1AS, IO, 5.794s, 2036	2,596,888	295,396
IFB Ser. 10-135, Class TS, IO, 5.759s, 2040	12,443,260	1,801,660
IFB Ser. 10-152, Class SB, IO, 5.74s, 2041	29,033,000	4,530,600
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	15,004,752	2,110,418
Ser. 07-W1, Class 1AS, IO, 5.541s, 2046	8,515,200	955,309
Ser. 10-98, Class DI, IO, 5s, 2040	1,573,383	266,578
Ser. 10-110, Class IP, IO, 5s, 2035	28,761,891	3,886,019
FRB Ser. 03-W14, Class 2A, 4.315s, 2043	41,842	41,372
FRB Ser. 04-W2, Class 4A, 4.095s, 2044	39,459	39,268
FRB Ser. 03-W3, Class 1A4, 4.076s, 2042	66,063	65,487
FRB Ser. 04-W7, Class A2, 3.688s, 2034	17,107	17,687
FRB Ser. 03-W11, Class A1, 3.233s, 2033	3,133	3,173
Ser. 03-W12, Class 1IO2, IO, 1.987s, 2043	13,868,746	1,030,705
Ser. 98-W2, Class X, IO, 1.207s, 2028	6,752,300	310,960
Ser. 98-W5, Class X, IO, 1.17s, 2028	2,825,867	122,788
Ser. 06-26, Class NB, 1s, 2036	153,656	150,575
FRB Ser. 07-80, Class F, 0.961s, 2037	328,444	327,417
FRB Ser. 07-95, Class A3, 0.511s, 2036	13,676,000	12,581,920
Ser. 03-W1, Class 2A, IO, zero %, 2042	10,161,794	--
Ser. 08-53, Class DO, PO, zero %, 2038	746,685	568,137
Ser. 07-64, Class LO, PO, zero %, 2037	402,045	369,423
Ser. 07-44, Class CO, PO, zero %, 2037	616,791	548,691
Ser. 07-14, Class KO, PO, zero %, 2037	66,571	56,445
Ser. 06-125, Class OX, PO, zero %, 2037	40,250	35,425
Ser. 06-84, Class OT, PO, zero %, 2036	31,459	27,919
Ser. 06-46, Class OC, PO, zero %, 2036	43,754	37,378

Ser. 06-62, Class KO, PO, zero %, 2036		31,556	24,569
Ser. 08-36, Class OV, PO, zero %, 2036		147,798	110,048
Ser. 03-23, Class QO, PO, zero %, 2032		86,926	82,332
Ser. 04-61, Class CO, PO, zero %, 2031		931,375	902,867
Ser. 1988-12, Class B, zero %, 2018		16,938	15,657
FRB Ser. 06-115, Class SN, zero %, 2036		931,752	926,160
FRB Ser. 06-104, Class EK, zero %, 2036		35,132	32,986
FRB Ser. 05-117, Class GF, zero %, 2036		36,829	36,165
FRB Ser. 05-45, Class FG, zero %, 2035		312,150	292,573
FRB Ser. 06-9, Class FG, zero %, 2033		127,906	96,165
FRB Ser. 06-1, Class HF, zero %, 2032		114,227	95,356
Government National Mortgage Association
IFB Ser. 10-151, Class SL, IO, 6.439s, 2039		16,546,754	2,784,322
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038		1,975,492	328,366
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038		1,908,898	303,954
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036		2,608,262	325,981
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040		814,884	122,787
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039		2,701,078	424,825
IFB Ser. 10-113, Class AS, IO, 6.389s, 2039		1,913,715	305,065
IFB Ser. 10-125, Class ES, IO, 6.389s, 2039		20,667,265	3,535,233
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038		1,799,476	273,736
IFB Ser. 10-69, Class SP, IO, 6.389s, 2038		24,148,332	3,955,497
IFB Ser. 10-113, Class SE, IO, 6.389s, 2036		16,099,844	2,624,275
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040		2,557,625	401,010
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039		2,645,207	411,806
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039		1,227,927	197,291
IFB Ser. 10-42, Class SM, IO, 6.289s, 2039		10,570,940	1,615,037
IFB Ser. 10-3, Class MS, IO, 6.289s, 2038		21,797,637	3,367,565
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039		2,566,452	396,145
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037		2,869,034	382,299
IFB Ser. 10-62, Class SD, IO, 6.229s, 2040		15,169,949	2,000,916
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040		21,465,284	3,225,159
IFB Ser. 10-158, Class SA, IO, 5.79s, 2040		5,684,000	893,752
IFB Ser. 10-113, Class SM, IO, 5.789s, 2040		10,653,261	1,419,973
IFB Ser. 10-113, Class BS, IO, 5.739s, 2040		23,620,032	3,102,727
IFB Ser. 10-62, Class SE, IO, 5.489s, 2040		24,598,548	3,042,594
Ser. 10-68, Class MI, IO, 5s, 2039		21,214,787	3,743,874
Ser. 10-29, Class CI, IO, 5s, 2038		10,331,000	1,780,157
Ser. 10-145, Class UI, IO, 5s, 2036		20,658,615	2,443,294
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		4,542,000	817,696
Ser. 10-84, Class NI, IO, 4 1/2s, 2036		26,845,150	3,758,321
Ser. 10-158, Class DI, IO, 4s, 2038		23,759,850	3,834,602
Ser. 10-165, Class IP, IO, 4s, 2038		17,753,000	2,662,950
Ser. 10-116, Class QI, IO, 4s, 2034		16,265,842	2,196,483
Ser. 06-36, Class OD, PO, zero %, 2036		69,003	62,381
Ser. 06-64, PO, zero %, 2034		88,551	74,228
FRB Ser. 07-73, Class KI, IO, zero %, 2037		5,865,006	58,650
FRB Ser. 07-73, Class KM, zero %, 2037		586,635	556,888
FRB Ser. 07-35, Class UF, zero %, 2037		57,909	56,479
FRB Ser. 07-16, Class WF, zero %, 2037		17,547	17,484
FRB Ser. 07-16, Class YF, zero %, 2037		41,700	41,436
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		928,913	859,244
FRB Ser. 05-RP2, Class 1AF, 0.611s, 2035		19,146,066	16,274,156
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.961s, 2035		3,353,838	482,114
Ser. 05-RP2, Class 1AS, IO, 5.425s, 2035		19,146,066	2,704,382
Ser. 06-RP2, Class 1AS1, IO, 5.334s, 2036		15,662,995	2,212,398
Ser. 98-2, IO, 0.784s, 2027		1,109,089	22,848
FRB Ser. 06-RP2, Class 1AF1, 0.661s, 2036		15,662,995	13,313,546
FRB Ser. 05-RP1, Class 1AF, 0.611s, 2035		3,353,838	2,859,147
Ser. 98-3, IO, 0.523s, 2027		1,332,980	22,150
Ser. 99-2, IO, zero %, 2027		1,854,987	19,489
Ser. 98-4, IO, zero %, 2026		1,454,724	37,124
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034		126,048	119,745
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034		937,865	919,108
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.611s, 2034		72,132	58,427
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2045		32,739,187	1,029,482

Total mortgage-backed securities (cost $228,816,072)			$251,079,203

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.22%
versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	$15,879,200	$332,510
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	49,594,500	1,908,892
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	4,017,700	588,874
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	4,017,700	349,540
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	Aug-15/4.46	4,017,700	560,911

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	Aug-15/4.46	4,017,700	370,552
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	39,456,300	1,456,727
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	39,456,300	1,260,629
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	39,456,300	99,824
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	49,594,500	5,169,235
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	74,935,600	2,425,665
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	74,935,600	2,075,716
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.22% versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	15,879,200	542,592
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	39,456,300	144,017

Total purchased options outstanding (cost $15,400,150)			$17,285,684

SHORT-TERM INVESTMENTS (80.8%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)		208,868,074	$208,868,074
Interest in $439,946,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $98,097,044 for an effective yield of 0.25%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.543% to 6.00% and due
dates ranging from July 1, 2027 to October 20, 2060,
valued at $448,744,920)		$98,095,000	98,095,000
U.S. Treasury Bills, for effective yields ranging from
0.18% to 0.24%, July 28, 2011 (SEG) (SEGSF)		102,014,000	101,864,039
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.21%, June 2, 2011 (SEG) (SEGSF)		83,832,000	83,736,599
U.S. Treasury Bills, for effective yields ranging from
0.16% to 0.32%, March 10, 2011 (SEGSF)		20,674,000	20,669,452
U.S. Treasury Bills, for effective yields ranging from
0.05% to 0.10%, January 20, 2011		450,000,000	449,983,111
U.S. Treasury Bills, for effective yields ranging from
0.08% to 0.09%, January 13, 2011		250,000,000	249,992,958
U.S. Treasury Bills, for an effective yield of 0.08%,
January 6, 2011		50,000,000	49,999,459

Total short-term investments (cost $1,263,258,302)			$1,263,208,692

TOTAL INVESTMENTS

Total investments (cost $2,937,603,436) (b)			$2,958,139,534

FUTURES CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	32	$3,908,000	Mar-11	$(58,061)
U.S. Treasury Bond 30 yr (Long)	1989	252,789,469	Mar-11	(2,520,716)

Total				$(2,578,777)

WRITTEN OPTIONS OUTSTANDING at 12/31/10 (premiums received $98,823,736) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$101,580,000	Aug-11/4.49	$8,024,820
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	1,674,185
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	46,434,000	Aug-11/4.475	543,742
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	46,434,000	Aug-11/4.475	3,638,568
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	529,740
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	101,580,000	Aug-11/4.49	1,117,380
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	4,253,155
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	414,002
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	5,401,588
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	55,951,000	Aug-11/4.7	439,775
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	55,951,000	Aug-11/4.7	5,320,940
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	197,381
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	3,005,375
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	9,476,000	Jul-11/4.5475	75,808
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	170,568
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	180,621
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	198,880
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,476,000	Jul-11/4.5475	805,365
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	1,572,826
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	1,579,922
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	64,561,300	Jan-11/3.565	21,305
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.565% versus the three month USD-LIBOR-BBA maturing
January 25, 2041.	64,561,300	Jan-11/3.565	6,447,091
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,010,980	Feb-15/5.36	620,968
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,010,980	Feb-15/5.36	1,042,913
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	31,703,820	Feb-15/5.27	1,729,571
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	31,703,820	Feb-15/5.27	2,624,125
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	196,396
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	391,998,000	Jan-12/5.32	50,692,425
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	74,935,600	Mar-11/4.7375	33,721
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	74,935,600	Mar-11/4.665	37,468

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	17,646
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	391,998,000	Jan-12/5.32	3,371,289

Total			$105,979,559

TBA SALE COMMITMENTS OUTSTANDING at 12/31/10 (proceeds receivable $126,509,805)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, January 1, 2041	75,000,000	1/13/11	74,607,420
GNMA, 4 1/2s, December 1, 2040	46,000,000	12/20/10	47,861,565
GNMA, 4s, December 1, 2040	4,000,000	12/20/10	4,029,688

Total			$126,498,673

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$529,252,000		$(484,736)	7/23/20	3 month USD-LIBOR-BBA	2.96%	$(9,753,907)

Barclays Bank PLC
46,459,900	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(3,083,079)

10,636,700		(305,805)	11/10/20	3 month USD-LIBOR-BBA	3.74%	94,515

246,524,600		717,433	6/21/40	3.938%	3 month USD-LIBOR-BBA	8,038,948

12,838,400		(144,961)	10/28/30	3.38%	3 month USD-LIBOR-BBA	919,031

42,329,300		(236,322)	10/28/18	2.27%	3 month USD-LIBOR-BBA	1,855,520

177,583,200		(170,366)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(5,443,652)

48,661,900		(139,931)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(2,759,631)

25,400,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	3,726,672

36,950,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	(4,553,650)

105,421,664		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	7,234,200

267,243,974		--	11/8/15	3 month USD-LIBOR-BBA	1.315%	(9,567,995)

4,587,461		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	316,146

7,870,760		--	11/8/15	3 month USD-LIBOR-BBA	1.30%	(287,476)

133,563,900		--	11/9/20	2.68%	3 month USD-LIBOR-BBA	7,398,024

41,993,200		--	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(2,472,569)

94,679,800		--	11/9/15	3 month USD-LIBOR-BBA	1.355%	(3,209,957)

37,714,400		--	11/10/40	3 month USD-LIBOR-BBA	3.7575%	(2,191,186)

116,104,600		--	11/10/20	2.71%	3 month USD-LIBOR-BBA	6,137,685

83,759,800		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(2,666,849)

91,593,400		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	4,762,040

63,972,100		--	11/12/15	3 month USD-LIBOR-BBA	1.4125%	(2,010,908)

28,458,700		--	11/12/40	3 month USD-LIBOR-BBA	3.745%	(1,722,017)

167,821,700		--	11/23/15	1.7575%	3 month USD-LIBOR-BBA	2,675,571

31,774,300		--	12/10/40	4.1025%	3 month USD-LIBOR-BBA	6,404

Citibank, N.A.
553,479,500		106,031	7/9/20	3 month USD-LIBOR-BBA	3.01%	(6,230,907)

69,454,300		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(1,732,645)

150,676,100		--	9/24/20	3 month USD-LIBOR-BBA	2.5875%	(8,687,293)

70,110,900		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(2,544,128)

104,642,300		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	6,203,105

94,679,800		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(3,255,824)

130,528,400		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	7,344,030

41,993,200		--	11/9/40	3 month USD-LIBOR-BBA	3.747%	(2,513,636)

90,000,000		--	11/18/20	3.03%	3 month USD-LIBOR-BBA	2,310,157

49,572,000		13,584	12/10/12	3 month USD-LIBOR-BBA	0.81%	74,645

25,700,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(89,014)

Credit Suisse International
32,875,600		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(774,343)

46,000,000		--	12/14/40	3 month USD-LIBOR-BBA	4.09%	(130,152)

41,700,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(1,665,484)

37,789,600		--	12/21/15	3 month USD-LIBOR-BBA	2.1475%	(3,639)

9,800,000		--	9/27/20	2.53875%	3 month USD-LIBOR-BBA	610,798

47,787,600		--	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(2,748,859)

71,456,700		(19,644)	11/3/12	0.50%	3 month USD-LIBOR-BBA	251,175

70,110,900		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(2,522,450)

104,642,300		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	6,214,809

11,489,200		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	283,642

100,000,000		--	11/22/17	2.41%	3 month USD-LIBOR-BBA	2,203,514

7,000,000		--	11/22/20	3.082%	3 month USD-LIBOR-BBA	151,250

15,800,000		--	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(509,673)

Deutsche Bank AG
110,765,700		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(6,206,567)

208,499,900		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	6,679,819

146,920,858		--	11/8/15	3 month USD-LIBOR-BBA	1.313%	(5,273,786)

57,837,995		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	3,923,845

439,992,100		1,030,724	7/27/20	3 month USD-LIBOR-BBA	2.94%	(7,664,461)

247,920,900		43,710	12/31/14	1.91%	3 month USD-LIBOR-BBA	(1,638,345)

6,320,100		1,437	12/31/20	3 month USD-LIBOR-BBA	3.55%	97,883

26,800,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	106,568

281,150,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(12,330,280)

18,417,700		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	182,570

46,457,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	524,956

Goldman Sachs International
347,392,900		886,695	4/8/15	2.94%	3 month USD-LIBOR-BBA	(16,772,794)

359,010,400		1,238,597	4/8/16	3.28%	3 month USD-LIBOR-BBA	(19,371,555)

70,210,300		--	7/20/12	3 month USD-LIBOR-BBA	0.8375%	480,192

4,191,400		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	(216,092)

49,146,900		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	2,680,034

139,615,900		(34,380)	10/1/13	0.84%	3 month USD-LIBOR-BBA	916,559

313,039,600		(189,473)	10/1/14	1.14%	3 month USD-LIBOR-BBA	4,706,814

93,639,700		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(878,149)

26,093,600		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	1,626,879

JPMorgan Chase Bank, N.A.
60,000,000		--	12/8/20	3.10625%	3 month USD-LIBOR-BBA	1,280,865

68,431,200		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(197,038)

26,500,000		--	12/15/20	3 month USD-LIBOR-BBA	3.385%	59,679

37,316,000	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(407,118)

14,980,300		--	12/20/40	4.355%	3 month USD-LIBOR-BBA	(648,788)

46,459,900	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(2,796,421)

34,661,700		(811,084)	9/20/20	3 month USD-LIBOR-BBA	3.995%	1,511,837

23,107,800		(538,412)	9/20/20	3 month USD-LIBOR-BBA	3.965%	949,102

69,212,000		3,162,988	10/14/20	4.02%	3 month USD-LIBOR-BBA	(1,374,136)

9,000,000		--	12/23/40	3 month USD-LIBOR-BBA	4.141%	46,931

14,600,000		--	12/31/20	3 month USD-LIBOR-BBA	3.3925%	21,401

4,191,400	--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	(219,874)

203,044,300	--	7/22/12	3 month USD-LIBOR-BBA	0.8075%	1,256,355

18,471,500	--	7/22/40	3.75%	3 month USD-LIBOR-BBA	881,393

145,500,200	--	8/12/15	1.7325%	3 month USD-LIBOR-BBA	890,073

59,620,500	--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(315,113)

29,754,000	--	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(2,897,973)

19,500,000	--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(982,366)

199,658,800	--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(6,064,406)

99,664,849	--	11/8/25	3.2225%	3 month USD-LIBOR-BBA	6,779,623

252,949,950	--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(9,118,804)

20,175,000	--	11/12/40	3 month USD-LIBOR-BBA	3.775%	(1,113,428)

51,810,500	--	11/12/15	1.435%	3 month USD-LIBOR-BBA	1,572,631

10,792,000	--	11/12/40	3.90%	3 month USD-LIBOR-BBA	356,442

24,000,000	--	9/22/20	3 month USD-LIBOR-BBA	2.736%	(1,063,923)

114,728,100	--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	35,145

280,045,200	(207,371)	10/14/15	1.37%	3 month USD-LIBOR-BBA	8,357,545

13,799,000	--	11/12/40	3.895%	3 month USD-LIBOR-BBA	467,996

10,000,000	--	11/12/20	2.837%	3 month USD-LIBOR-BBA	419,352

38,136,200	--	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(947,913)

90,900,000	--	12/1/20	2.9825%	3 month USD-LIBOR-BBA	2,852,389

62,301,700	--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(83,467)

93,263,600	--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(119,366)

146,901,700	552,023	7/16/40	3.88%	3 month USD-LIBOR-BBA	4,040,773

47,907,500	(1,695,926)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(4,381,406)

70,210,300	--	7/20/12	3 month USD-LIBOR-BBA	0.84%	483,785

UBS, AG
40,655,200	--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(31,997)

Total					$(63,245,172)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$377,834	1/12/40	(4.00%)1 month	Synthetic TRS	$(272)
			USD-LIBOR	Index 4.00% 30
				year Fannie Mae
				pools

	708,183	1/12/40	4.50% (1 month	Synthetic TRS	1,793
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

	333,266	1/12/40	(5.00%)1 month	Synthetic TRS	(43)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

	9,045,162	1/12/39	5.50% (1 month	Synthetic TRS	45,815
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	48,279,006	1/12/38	(6.50%) 1 month	Synthetic TRS	(315,213)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	31,914,072	1/12/38	(6.50%) 1 month	Synthetic TRS	(208,366)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	11,294,961	1/12/39	5.50% (1 month	Synthetic TRS	57,210
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	1,859,058	1/12/38	(6.50%) 1 month	Synthetic TRS	(12,138)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	5,484,901	1/12/38	6.50% (1 month	Synthetic TRS	35,811
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

	1,359,275	1/12/39	5.50% (1 month	Synthetic TRS	6,885
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	5,026,396	1/12/38	(6.50%) 1 month	Synthetic TRS	(32,817)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	6,176,087	1/12/39	5.50% (1 month	Synthetic TRS	31,283
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	6,534,601	1/12/38	(6.50%) 1 month	Synthetic TRS	(42,664)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	34,733,417	1/12/38	(6.50%) 1 month	Synthetic TRS	(226,774)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	32,567,532	1/12/39	5.50% (1 month	Synthetic TRS	164,958
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	32,567,532	1/12/39	5.50% (1 month	Synthetic TRS	164,958
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	34,733,417	1/12/38	(6.50%) 1 month	Synthetic TRS	(226,774)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	14,143,325	1/12/39	5.50% (1 month	Synthetic TRS	71,637
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Deutsche Bank AG
	377,834	1/12/40	4.00% (1 month	Synthetic TRS	272
			USD-LIBOR)	Index 4.00% 30
				year Fannie Mae
				pools

	708,183	1/12/40	(4.50%)1 month	Synthetic TRS	(1,793)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae

				pools

	333,266	1/12/40	5.00% (1 month	Synthetic TRS	43
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

Goldman Sachs International
	24,885,181	1/12/39	5.50% (1 month	Synthetic TRS	126,046
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	17,225,560	1/12/39	5.50% (1 month	Synthetic TRS	87,249
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

	18,294,807	1/12/38	(6.50%) 1 month	Synthetic TRS	(119,446)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

	30,120,737	1/12/39	5.50% (1 month	Synthetic TRS	152,555
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Total					$(239,785)

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,564,298,202.

(b) The aggregate identified cost on a tax basis is $2,938,479,808, resulting in gross unrealized appreciation and depreciation of $28,618,872 and $8,959,146, respectively, or net unrealized appreciation of $19,659,726.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $92,441 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,194,757 and $31,000,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

At the close of the reporting period, the fund maintained liquid assets totaling $1,441,402,296 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and hedge against changes in values of securities it owns, owned or expected to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $690,800,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $8,966,900,000 on interest rate swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,222,485 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $160,052,966 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $162,846,705.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$251,079,203	$--

Purchased options outstanding	--	17,285,684	--

U.S. Government and agency mortgage obligations	--	1,396,272,793	--

U.S. Treasury Obligations	--	30,293,162	--

Short-term investments	208,868,074	1,054,340,618	--

Totals by level	$208,868,074	$2,749,271,460	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(2,578,777)	$--	$--

Written options	--	(105,979,559)	--

TBA sale commitments	--	(126,498,673)	--

Interest rate swap contracts	--	(66,019,983)	--

Total return swap contracts	--	(239,785)	--

Totals by level	$(2,578,777)	$(298,738,000)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$142,436,491	$299,968,911

Total	$142,436,491	$299,968,911

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011